Pensions and Post-Employment Benefits - Schedule of Estimated Payments for Pensions and Other Post-Employment Benefits (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure - Pensions and Post-Employment Benefits - Schedule of Estimated Payments for Pensions and Other Post-Employment Benefits [Abstract]
2021	$ 157
2022	144
2023	144
2024	144
2022 - 2030	$ 868